Sanford C. Bernstein Fund, Inc.

Diversified Municipal Portfolio

Schedule of Investments

December 31, 2019 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 97.2%
Long-Term Municipal Bonds - 96.1%
Alabama - 2.6%
Alabama Federal Aid Highway Finance Authority (State of Alabama Fed Hwy Grant)
Series 2015
5.00%, 9/01/25	$1,390	$1,633,153
Alabama Public School & College Authority
Series 2014B
5.00%, 1/01/22	3,200	3,448,832
Birmingham Airport Authority (Birmingham-Shuttlesworth Intl Airport)
AGM Series 2010
6.00%, 7/01/21	5,510	5,642,185
Black Belt Energy Gas District (Morgan Stanley)
Series 2019A
4.00%, 12/01/49	19,925	22,272,962
Southeast Alabama Gas Supply District (The) (Goldman Sachs Group, Inc. (The))
Series 2018A
4.00%, 4/01/49	23,915	25,942,992
Southeast Alabama Gas Supply District (The) (Morgan Stanley)
Series 2018A
4.00%, 6/01/49	69,310	75,564,534
Tuscaloosa County Industrial Development Authority (Hunt Refining Co.)
Series 2019A
4.50%, 5/01/32 (a)	11,780	12,926,430
Water Works Board of the City of Birmingham (The)
Series 2010A
5.00%, 1/01/21	6,740	7,000,636
5.00%, 1/01/22 (Pre-refunded/ETM)	6,555	6,810,448

		161,242,172

Alaska - 0.5%
Municipality of Anchorage AK
Series 2015B
5.00%, 9/01/21-9/01/24	12,935	14,412,089
Series 2015C
5.00%, 9/01/22-9/01/24	7,370	8,386,702
State of Alaska
Series 2016A
5.00%, 8/01/22-8/01/24	6,675	7,720,216

		30,519,007

American Samoa - 0.0%
American Samoa Economic Development Authority (Territory of American Samoa)
6.50%, 9/01/28 (a)	1,920	2,140,320

	Principal Amount (000)	U.S. $ Value
Arizona - 1.8%
Arizona Board of Regents (University of Arizona COP)
Series 2012C
5.00%, 6/01/25	$2,365	$2,573,096
Arizona Department of Transportation State Highway Fund Revenue
Series 2011A
5.00%, 7/01/24-7/01/25	17,210	18,195,290
Arizona Health Facilities Authority (HonorHealth)
Series 2014A
5.00%, 12/01/23-12/01/24	2,770	3,205,030
City of Glendale AZ (City of Glendale AZ Excise Tax)
Series 2015A
5.00%, 7/01/23-7/01/24	16,955	19,516,915
City of Phoenix Civic Improvement Corp.
Series 2010A
5.00%, 7/01/21 (Pre-refunded/ETM)	4,085	4,163,963
Series 2010C
5.00%, 7/01/23 (Pre-refunded/ETM)	8,445	8,608,242
City of Phoenix Civic Improvement Corp. (Phoenix Sky Harbor International Airport)
Series 2010A
5.00%, 7/01/20	3,140	3,200,382
Maricopa County Special Health Care District
Series 2018C
5.00%, 7/01/28	6,000	7,616,820
Salt Verde Financial Corp. (Citigroup, Inc.)
Series 2007
5.25%, 12/01/21	1,430	1,528,627
State of Arizona Lottery Revenue
5.00%, 7/01/21-7/01/27	30,105	35,211,013
Tempe Industrial Development Authority (Mirabella at ASU, Inc.)
Series 2017B
4.00%, 10/01/23 (a)	9,215	9,288,075

		113,107,453

Arkansas - 0.1%
City of Fayetteville AR (City of Fayetteville AR Sales & Use Tax Revenue)
Series 2019A
1.60%, 11/01/35	6,835	6,861,520

California - 3.1%
California Housing Finance
Series 20192
4.00%, 3/20/33	11,023	12,605,352
California State Public Works Board (California State Public Works Board Lease)
Series 2014B
5.00%, 10/01/28	1,225	1,434,842
City of Los Angeles Department of Airports
Series 2010D
5.00%, 5/15/22	8,820	8,952,917
Fresno Unified School District
NATL Series 2002A
6.00%, 2/01/20	3,255	3,267,532

	Principal Amount (000)	U.S. $ Value
Golden State Tobacco Securitization Corp.
Series 2018A
3.50%, 6/01/36	$12,280	$12,555,809
5.00%, 6/01/32	7,930	9,447,643
Sacramento City Financing Authority (Sacramento City Financing Authority Lease)
Series 1993B
5.40%, 11/01/20	190	197,002
San Francisco City & County Airport Comm (San Francisco Intl Airport)
Series 2011C
5.00%, 5/01/22	5,880	6,186,936
State of California
Series 2013
5.00%, 11/01/24-11/01/25	43,465	49,888,634
Series 2014
5.00%, 5/01/25-5/01/26	80,965	94,250,367

		198,787,034

Colorado - 2.5%
Centerra Metropolitan District No. 1
Series 2017
5.00%, 12/01/29 (a)	12,180	13,117,616
City & County of Broomfield CO
Series 2010
5.00%, 12/01/20 (Pre-refunded/ETM)	3,820	3,956,412
City & County of Denver CO Airport System Revenue (Denver Intl Airport)
Series 2010A
5.00%, 11/15/21-11/15/23	19,685	20,351,253
Series 2012A
5.00%, 11/15/22-11/15/24	6,630	7,292,511
Series 2016A
5.00%, 11/15/23	4,085	4,670,381
Series 2018A
5.00%, 12/01/25-12/01/28	69,615	85,689,294
Colorado Health Facilities Authority (CommonSpirit Health)
Series 2019A
5.00%, 8/01/31-8/01/35	5,265	6,416,341
Regional Transportation District (Denver Transit Partners LLC)
Series 2010
5.00%, 1/15/21	2,800	2,840,264
5.25%, 1/15/24-7/15/24	7,745	7,866,596
Vauxmont Metropolitan District
AGM
3.25%, 12/15/50	1,000	1,030,830
5.00%, 12/01/24-12/01/50 (b)	1,760	2,041,659
5.00%, 12/15/26	270	313,184

		155,586,341

	Principal Amount (000)	U.S. $ Value
Connecticut - 3.6%
City of Bridgeport CT
Series 2017A
5.00%, 11/01/23-11/01/28	$2,420	$2,792,164
Series 2017B
5.00%, 8/15/25-8/15/27	12,195	14,569,018
5.00%, 8/15/27 (Pre-refunded/ETM)	755	950,704
Series 2017C
5.00%, 8/15/24-8/15/28	8,950	10,580,851
Connecticut State Health & Educational Facilities Authority (Nuvance Health Obligated Group)
Series 2019A
5.00%, 7/01/32	5,425	6,715,770
Connecticut State Health & Educational Facilities Authority (University of New Haven, Inc.)
Series 2018K-1
5.00%, 7/01/26-7/01/29	4,400	5,284,871
State of Connecticut
Series 2013A
5.00%, 10/15/21	3,370	3,597,711
Series 2014A
5.00%, 3/01/28	6,360	7,231,956
Series 2015B
5.00%, 6/15/32	7,345	8,540,619
Series 2015F
5.00%, 11/15/27	1,570	1,871,440
Series 2016A
5.00%, 3/15/22-3/15/29	51,735	57,749,985
Series 2016B
5.00%, 5/15/21	17,090	17,976,971
Series 2016E
5.00%, 10/15/24-10/15/25	20,025	23,496,155
Series 2017A
5.00%, 4/15/22	8,450	9,178,559
Series 2017B
5.00%, 4/15/28	2,515	3,144,706
Series 2018C
5.00%, 6/15/26	5,500	6,665,780
Series 2018D
5.00%, 4/15/26	16,655	20,111,079
State of Connecticut Special Tax Revenue
Series 2012
5.00%, 1/01/22-1/01/24	8,575	9,380,730
Town of Stratford CT
BAM
5.00%, 1/01/30-1/01/33	13,370	15,996,205

		225,835,274

Delaware - 0.1%
Delaware River & Bay Authority
Series 2014C
5.00%, 1/01/26-1/01/27	5,470	6,243,386

District of Columbia - 1.7%
District of Columbia
Series 2013A
5.00%, 6/01/25-6/01/27	59,115	66,651,533
District of Columbia (District of Columbia Pers Income Tax)
Series 2012C
5.00%, 12/01/26	5,545	6,150,736

	Principal Amount (000)	U.S. $ Value
District of Columbia (Freedom Forum, Inc. (The))
NATL Series 2002B
4.95%, 8/01/37 (c)	$50	$50,813
Metropolitan Washington Airports Authority
Series 2020A
5.00%, 10/01/29-10/01/34 (b)	26,400	32,986,952

		105,840,034

Florida - 6.2%
Brevard County School District (Brevard County School District COP)
Series 2013A
5.00%, 7/01/21-7/01/22	15,275	16,494,470
Central Florida Expressway Authority
Series 2019B
5.00%, 7/01/33	11,335	14,232,906
Citizens Property Insurance Corp.
Series 2011A
5.00%, 6/01/20	6,640	6,743,650
Series 2012A
5.00%, 6/01/22	27,105	29,557,731
Series 2012A-1
5.00%, 6/01/20-6/01/21	20,875	21,429,199
Series 2015A
5.00%, 6/01/22	1,795	1,924,132
City Of South Miami Health Facilities Authority, Inc. (Baptist Health South Florida Obligated Group)
Series 2017
5.00%, 8/15/31	5,000	6,105,800
City of Tampa FL Water & Wastewater System Revenue
Series 2011
5.00%, 10/01/26	3,895	4,150,979
County of Broward FL Airport System Revenue (Fort Lauderdale Hollywood Intl Airport)
Series 2012Q
5.00%, 10/01/23	5,000	5,525,400
County of Lee FL Airport Revenue (Southwest Florida Intl Airport)
Series 2011A
5.50%, 10/01/23-10/01/24	13,095	13,962,937
5.625%, 10/01/25	2,550	2,724,522
County of Miami-Dade FL
Series 2015A
5.00%, 11/01/20	3,510	3,623,022
Series 2015B
5.00%, 7/01/22	3,715	4,071,343
County of Miami-Dade FL Aviation Revenue
Series 2015A
5.00%, 10/01/22-10/01/24	4,975	5,636,552
County of Osceola FL Transportation Revenue
Series 2020A
Zero Coupon, 10/01/30-10/01/34 (b)	4,610	3,106,460
Duval County School Board (Duval County School Board COP)
Series 2015B
5.00%, 7/01/26	4,280	5,061,357

	Principal Amount (000)	U.S. $ Value
Florida Department of Environmental Protection
Series 2012A
5.00%, 7/01/22	$10,225	$11,213,757
Florida Development Finance Corp.
1.90%, 1/01/49 (Pre-refunded/ETM)	13,995	14,010,255
Florida Development Finance Corp. (Virgin Trains USA Florida LLC)
6.375%, 1/01/49 (a)	19,275	18,383,917
Florida Development Finance Corp. (Waste Pro USA, Inc.)
5.00%, 5/01/29 (a)	2,905	3,215,138
Florida Municipal Power Agency
Series 2015B
5.00%, 10/01/24-10/01/28	3,765	4,480,116
Florida State Board of Education (State of Florida)
Series 2014A
5.00%, 6/01/22	3,545	3,877,344
Series 2017F
5.00%, 6/01/21	2,775	2,929,734
Greater Orlando Aviation Authority
Series 2017A
5.00%, 10/01/29-10/01/31	13,335	16,186,695
Hillsborough County School Board (Hillsborough County School Board COP)
Series 2015
5.00%, 7/01/26	1,480	1,766,543
Hillsborough County School Board (Hillsborough County School Board Sales Tax)
AGM Series 2015
5.00%, 10/01/23	2,650	3,019,410
Hollywood Community Redevelopment Agency
Series 2015
5.00%, 3/01/20-3/01/23	7,245	7,655,432
JEA Electric System Revenue
Series 2017B
5.00%, 10/01/30	1,185	1,456,211
JEA Water & Sewer System Revenue
Series 2014A
5.00%, 10/01/25 (Pre-refunded/ETM)	1,565	1,810,345
5.00%, 10/01/25	1,495	1,735,052
Series 2017A
5.00%, 10/01/26	22,290	27,362,535
Manatee County School District (Manatee County School District COP)
Series 2016A
5.00%, 7/01/28-7/01/29	14,010	16,691,429
Martin County Industrial Development Authority (Indiantown Cogeneration LP)
Series 2013
4.20%, 12/15/25 (a)	11,765	11,879,591
North Broward Hospital District
Series 2017B
5.00%, 1/01/28-1/01/30	8,410	10,002,580
Orange County Health Facilities Authority (Orlando Health Obligated Group)
5.00%, 10/01/22-10/01/26	19,515	22,197,344

	Principal Amount (000)	U.S. $ Value
Orange County School Board
Series 2014A
5.00%, 8/01/28 (Pre-refunded/ETM)	$25,075	$29,429,023
5.00%, 8/01/29 (Pre-refunded/ETM)	21,280	24,975,059
Overoaks Community Development District
Series 2010A-1
6.125%, 5/01/35	195	197,083
Series 2010A-2
6.125%, 5/01/35	445	450,264
Reedy Creek Improvement District
Series 2013A
5.00%, 6/01/21	1,820	1,918,844
South Broward Hospital District (South Broward Hospital District Obligated Group)
Series 2015
5.00%, 5/01/27	3,350	3,930,187
St. Lucie County School Board (St. Lucie County School Board Sales Tax)
AGM Series 2015
5.00%, 10/01/22	3,150	3,454,952
Tampa Bay Water
Series 2011A
5.00%, 10/01/23	2,050	2,190,999
Tampa Sports Authority (Tampa Sports Authority Sales Tax)
Series 2015
5.00%, 1/01/21	3,490	3,624,958

		394,395,257

Georgia - 2.5%
City of Atlanta GA Department of Aviation
Series 2010B
5.00%, 1/01/20 (Pre-refunded/ETM)	5,000	5,000,000
5.00%, 1/01/21	7,000	7,000,000
Series 2010C
5.25%, 1/01/20	6,500	6,500,000
5.50%, 1/01/21	7,500	7,828,575
5.75%, 1/01/22-1/01/23	20,000	20,918,960
5.875%, 1/01/24	2,925	3,061,276
Series 2014A
5.00%, 1/01/28	12,250	14,008,855
Development Authority of Burke County (The) (Georgia Power Co.)
1.55%, 12/01/49	13,000	12,966,070
1.70%, 12/01/49	23,865	23,827,532
Main Street Natural Gas, Inc. (Royal Bank of Canada)
Series 2018A
4.00%, 4/01/48	34,735	37,706,926
Series 2018C
4.00%, 8/01/48	18,000	19,622,700

		158,440,894

Guam - 0.0%
Territory of Guam
5.00%, 11/15/31	1,070	1,252,478

	Principal Amount (000)	U.S. $ Value
Hawaii - 0.2%
State of Hawaii
Series 2015E
5.00%, 10/01/23	$7,105	$8,115,118
Series 2016F
5.00%, 10/01/20-10/01/21	4,850	5,089,835

		13,204,953

Idaho - 0.1%
Idaho Housing & Finance Association (State of Idaho Fed Hwy Grant)
Series 2015A
5.00%, 7/15/21-7/15/23	6,915	7,523,264

Illinois - 6.6%
Chicago Board of Education
Series 2010
6.319%, 11/01/29	7,580	8,454,201
Series 2017F
5.00%, 12/01/23	7,000	7,678,230
Series 2018A
4.00%, 12/01/20-12/01/22	17,620	18,234,377
5.00%, 12/01/26	1,000	1,147,080
Series 2018B
4.00%, 12/01/21	1,145	1,183,953
Chicago O’Hare International Airport
Series 2016C
5.00%, 1/01/27	3,020	3,621,191
Chicago Transit Authority
Series 2017
5.00%, 6/01/22	7,460	8,046,487
County of Du Page IL
Series 1993
5.60%, 1/01/21	1,295	1,324,125
Illinois Finance Authority (Illinois Institute of Technology)
5.00%, 9/01/22-9/01/34	4,485	5,243,372
Illinois Finance Authority (OSF Healthcare System Obligated Group)
Series 2015A
5.00%, 11/15/20-11/15/28	4,745	5,262,347
Illinois Municipal Electric Agency
Series 2015A
5.00%, 2/01/27-2/01/29	42,820	50,354,747
Illinois State Toll Highway Authority
Series 2014A
5.00%, 12/01/20-12/01/22	32,705	34,835,238
Series 2014D
5.00%, 1/01/23	1,165	1,294,758
Metropolitan Pier & Exposition Authority
Series 2012B
5.00%, 12/15/20-12/15/28	24,425	25,700,148
5.00%, 6/15/23 (Pre-refunded/ETM)	565	616,681
Metropolitan Water Reclamation District of Greater Chicago
Series 2015D
5.00%, 12/01/20	8,320	8,602,464
Railsplitter Tobacco Settlement Authority
5.00%, 6/01/25	12,450	14,693,117
Series 2017
5.00%, 6/01/22-6/01/24	19,240	21,523,100

	Principal Amount (000)	U.S. $ Value
Regional Transportation Authority (Regional Transportation Authority Sales Tax)
NATL Series 1994C
7.75%, 6/01/20	$200	$205,326
State of Illinois
Series 2012
5.00%, 8/01/21-8/01/25	22,260	23,707,745
Series 2013
5.00%, 7/01/20	2,640	2,683,903
5.50%, 7/01/24	5,415	6,002,907
Series 2013A
5.00%, 4/01/23	4,415	4,804,447
Series 2014
5.00%, 5/01/22-5/01/27	45,185	49,593,646
Series 2016
5.00%, 2/01/22-2/01/24	24,860	27,012,278
Series 2017A
5.00%, 12/01/24	8,590	9,643,220
Series 2017D
5.00%, 11/01/24-11/01/28	66,055	74,087,486
State of Illinois (State of Illinois Ded Tax)
AMBAC Series 1991
6.25%, 12/15/20	440	452,826
State of Illinois (State of Illinois Sales Tax)
Series 2016C
5.00%, 6/15/22	2,525	2,693,544
Town of Cortland IL (Town of Cortland IL Spl Tax)
Series 2006
5.50%, 3/01/17 (d)(e)(f)	5,078	1,015,600

		419,718,544

Indiana - 0.2%
City of Whiting IN (BP Products North America, Inc.)
5.00%, 12/01/44	9,670	11,427,426

Iowa - 0.3%
PEFA, Inc.
5.00%, 9/01/49	14,000	16,574,600

Kansas - 0.2%
City of Junction City KS
Series 2016A
5.00%, 9/01/20-9/01/23	14,160	15,324,822

Kentucky - 2.7%
County of Carroll KY (Kentucky Utilities Co.)
1.75%, 10/01/34	3,835	3,809,267
Kentucky Economic Development Finance Authority (Baptist Healthcare System Obligated Group)
Series 2017B
5.00%, 8/15/29	1,000	1,191,080

	Principal Amount (000)	U.S. $ Value
Kentucky Economic Development Finance Authority (Owensboro Health, Inc. Obligated Group)
Series 2017A
5.00%, 6/01/28-6/01/30	$8,620	$10,077,566
Kentucky Public Energy Authority (Morgan Stanley)
Series 2018A
4.00%, 4/01/48	41,090	44,722,356
Series 2018C
4.00%, 12/01/49	36,475	40,396,062
Series 2019A
4.00%, 12/01/49	10,855	12,031,791
Kentucky Public Energy Authority (Royal Bank of Canada)
Series 2018B
4.00%, 1/01/49	24,850	27,440,364
Kentucky Turnpike Authority
Series 2012A
5.00%, 7/01/26 (Pre-refunded/ETM)	8,490	9,302,493
Series 2016A
5.00%, 7/01/22-7/01/27	18,425	21,176,036

		170,147,015

Louisiana - 0.5%
Consolidated Government of the City of Baton Rouge & Parish of East Baton Rouge (City of Baton Rouge/Parish of East Baton Rouge LA Sales Tax)
Series 2015
5.00%, 8/01/27-8/01/28	8,985	10,589,104
Louisiana Local Government Environmental Facilities & Community Development Auth
Series 2010
5.00%, 10/01/21 (Pre-refunded/ETM)	6,415	6,600,329
5.00%, 10/01/25 (Pre-refunded/ETM)	2,000	2,057,780
Series 2010A
5.00%, 10/01/23 (Pre-refunded/ETM)	7,720	7,943,031
St. Tammany Parish Finance Authority (Christwood)
Series 2015
5.25%, 11/15/29	1,200	1,332,276
State of Louisiana Gasoline & Fuels Tax Revenue
Series 2015B
5.00%, 5/01/25	3,250	3,871,823

		32,394,343

Maine - 0.0%
Maine Municipal Bond Bank
Series 2014A
5.00%, 9/01/25	1,000	1,156,690

Maryland - 0.1%
City of Baltimore MD (Baltimore Hotel Corp.)
Series 2017
5.00%, 9/01/25-9/01/26	2,000	2,368,050

	Principal Amount (000)	U.S. $ Value
State of Maryland
Series 2012
5.00%, 3/15/20	$1,905	$1,919,993
University System of Maryland
Series 2017A
5.00%, 4/01/21	1,125	1,179,776

		5,467,819

Massachusetts - 1.5%
Commonwealth of Massachusetts
Series 2016B
5.00%, 7/01/23	3,865	4,385,229
Series 2019B
5.00%, 1/01/21	15,755	16,367,397
Massachusetts Development Finance Agency (Brandeis University)
Series 2019S
5.00%, 10/01/25-10/01/33	15,375	19,409,349
Massachusetts Development Finance Agency (Partners Healthcare System, Inc.)
Series 2017S
5.00%, 7/01/25-7/01/29	24,065	29,884,423
Massachusetts Development Finance Agency (Wellforce Obligated Group)
AGM Series 2019A
5.00%, 7/01/28-7/01/33	7,525	9,195,715
Massachusetts Health & Educational Facilities Authority (President & Fellows of Harvard College)
Series 1991N
6.25%, 4/01/20	2,820	2,855,786
Massachusetts School Building Authority (Massachusetts School Building Authority Sales Tax)
Series 2012A
5.00%, 8/15/22-8/15/23	10,680	11,760,548

		93,858,447

Michigan - 4.7%
City of Detroit MI Sewage Disposal System Revenue (Great Lakes Water Authority Sewage Disposal System Revenue)
Series 2012A
5.00%, 7/01/20	7,050	7,180,284
Great Lakes Water Authority Water Supply System Revenue
Series 2016C
5.00%, 7/01/24-7/01/25	12,505	14,853,190
Lake Orion Community School District
Series 2016
5.00%, 5/01/24	2,915	3,381,050
Michigan Finance Authority (Bronson Healthcare Group Obligated Group)
Series 2020
5.00%, 5/15/36 (b)	48,585	55,651,203

	Principal Amount (000)	U.S. $ Value
Michigan Finance Authority (City of Detroit MI Income Tax)
Series 2015F
3.40%, 10/01/20	$500	$505,060
3.60%, 10/01/21	500	511,890
3.80%, 10/01/22	500	521,295
3.875%, 10/01/23	2,000	2,118,060
4.00%, 10/01/24	3,000	3,235,200
4.50%, 10/01/29	12,065	13,067,843
Michigan Finance Authority (Great Lakes Water Authority Sewage Disposal System Revenue)
AGM Series 2014C
5.00%, 7/01/25-7/01/27	39,940	46,502,371
Michigan Finance Authority (Great Lakes Water Authority Water Supply System Revenue)
AGM Series 2014D2
5.00%, 7/01/24-7/01/27	54,355	63,278,308
Michigan Finance Authority (Public Lighting Authority)
5.00%, 7/01/30	1,580	1,767,657
Series 2014B
5.00%, 7/01/27-7/01/31	7,450	8,370,081
Michigan Finance Authority (Trinity Health Corp.)
Series 2015
5.00%, 12/01/23-12/01/25	13,075	15,228,539
5.50%, 12/01/26-12/01/27	7,220	8,737,787
Michigan Strategic Fund (Michigan Strategic Fund - I 75 Improvement Project)
Series 2018
5.00%, 12/31/24-6/30/28	31,630	38,002,012
South Lyon Community Schools
Series 2016
5.00%, 5/01/22	3,060	3,328,913
State of Michigan Trunk Line Revenue
Series 2009
5.00%, 11/01/20-11/01/23	6,510	6,529,530
University of Michigan
Series 2017A
5.00%, 4/01/20	1,670	1,686,149
Walled Lake Consolidated School District
Series 2015
5.00%, 5/01/20	4,635	4,692,659

		299,149,081

Minnesota - 0.1%
State of Minnesota
Series 2015B
5.00%, 8/01/22	3,745	4,118,039

Missouri - 0.1%
Cape Girardeau County Industrial Development Authority (SoutheastHEALTH Obligated Group)
Series 2017A
5.00%, 3/01/25-3/01/28	2,820	3,269,030
Howard Bend Levee District
XLCA
5.75%, 3/01/25-3/01/27	1,620	1,916,798

	Principal Amount (000)	U.S. $ Value
Missouri Joint Municipal Electric Utility Commission
Series 2014
5.00%, 1/01/25	$2,630	$3,081,834

		8,267,662

Montana - 0.3%
Montana Facility Finance Authority (Benefis Health System Obligated Group)
Series 2016
5.00%, 2/15/25-2/15/28	15,015	18,053,867

Nebraska - 1.0%
Central Plains Energy Project (Goldman Sachs Group, Inc. (The))
Series 2018
5.00%, 3/01/50	57,465	64,229,205

Nevada - 1.3%
City of Las Vegas NV
Series 2015C
5.00%, 9/01/20-9/01/26	13,490	15,037,503
Clark County School District
Series 2015B
5.00%, 6/15/22	17,785	19,361,285
Series 2016D
5.00%, 6/15/24	26,915	31,142,808
County of Clark NV
Series 2017
5.00%, 6/01/24	6,530	7,599,092
Las Vegas Valley Water District
Series 2016B
5.00%, 6/01/28	4,590	5,593,649

		78,734,337

New Hampshire - 0.2%
New Hampshire Business Finance Authority (Covanta Holding Corp.)
Series 2018A
4.00%, 11/01/27 (a)	2,250	2,374,627
New Hampshire Business Finance Authority (Emerald Renewable Diesel LLC)
2.00%, 6/01/49 (a)	12,455	12,489,999

		14,864,626

New Jersey - 7.6%
New Jersey Economic Development Authority
Series 2011EE
5.00%, 9/01/20 (Pre-refunded/ETM)	4,640	4,756,325
5.50%, 9/01/21 (Pre-refunded/ETM)	990	1,038,926
Series 2011G
5.00%, 9/01/20 (Pre-refunded/ETM)	145	148,635
5.00%, 9/01/20 (Pre-refunded/ETM)	2,605	2,670,307
Series 2013NN
5.00%, 3/01/20 (Pre-refunded/ETM)	1,530	1,539,746

	Principal Amount (000)	U.S. $ Value
New Jersey Economic Development Authority (New Jersey Economic Development Authority State Lease)
Series 2011EE
5.00%, 9/01/20	$1,720	$1,760,695
5.50%, 9/01/21	370	387,449
Series 2011G
5.00%, 9/01/20	145	148,431
Series 2013
5.00%, 3/01/20	13,965	14,045,578
Series 2014P
5.00%, 6/15/20	1,425	1,447,985
Series 2014U
5.00%, 6/15/20-6/15/21	14,200	14,761,598
Series 2017B
5.00%, 11/01/20-11/01/21	33,960	35,825,625
AMBAC Series 2005K
5.25%, 12/15/20	2,340	2,424,942
New Jersey Economic Development Authority (NYNJ Link Borrower LLC)
Series 2013
5.00%, 1/01/22	1,075	1,147,993
5.50%, 1/01/26-1/01/27	2,000	2,295,640
New Jersey Economic Development Authority (Port Newark Container Terminal LLC)
Series 2017
5.00%, 10/01/21-10/01/25	9,515	10,679,634
New Jersey Economic Development Authority (Rutgers The State University of New Jersey)
Series 2013
5.00%, 6/15/25-6/15/26	4,500	5,066,055
New Jersey Health Care Facilities Financing Authority (Trinitas Regional Medical Center Obligated Group)
Series 2017A
5.00%, 7/01/20-7/01/21	3,750	3,880,328
New Jersey Transit Corp.
Series 2014A
5.00%, 9/15/20-9/15/21	26,310	27,504,317
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant)
Series 2016
5.00%, 6/15/27-6/15/28	13,780	16,261,129
Series 2018A
5.00%, 6/15/29	3,035	3,550,677
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Trust Fund Authority State Lease)
5.00%, 12/15/28-12/15/31	8,720	10,477,945
Series 2006A
5.25%, 12/15/20	3,730	3,865,399
5.50%, 12/15/21	6,155	6,639,952
Series 2011B
5.00%, 6/15/20	1,310	1,331,130
Series 2013A
5.00%, 6/15/20	3,960	4,023,875
Series 2018A
5.00%, 12/15/27-12/15/33	60,300	72,037,316
Series 2019B
5.00%, 6/15/33	3,885	4,572,567

	Principal Amount (000)	U.S. $ Value
New Jersey Turnpike Authority
Series 2012B
5.00%, 1/01/26-1/01/27	$12,700	$14,114,378
Series 2014A
5.00%, 1/01/27-1/01/29	75,940	88,057,398
Series 2014C
5.00%, 1/01/24	14,720	16,914,163
Series 2017A
5.00%, 1/01/29	7,235	8,877,996
Series 2017B
5.00%, 1/01/29-1/01/31	39,985	49,953,524
AGM Series 2005D-3
5.25%, 1/01/26	14,770	18,026,194
Tobacco Settlement Financing Corp.
Series 2018A
5.00%, 6/01/20-6/01/35	25,370	28,960,130

		479,193,982

New Mexico - 0.3%
City of Farmington NM (Southern California Edison Co.)
1.875%, 4/01/29	15,820	15,827,277

New York - 15.0%
City of New York NY
Series 2009C
5.00%, 8/01/20-8/01/22	15,190	15,237,988
Series 2014A
5.00%, 8/01/27	1,130	1,315,004
Series 2015A
5.00%, 8/01/23	2,040	2,316,971
Series 2015B
5.00%, 8/01/23	6,370	7,234,855
County of Nassau NY
Series 2017C
5.00%, 10/01/26	8,840	10,845,354
Metropolitan Transportation Authority
Series 2012D
5.00%, 11/15/28	6,890	7,596,432
Series 2012E
5.00%, 11/15/24 (Pre-refunded/ETM)	6,055	6,755,927
Series 2012F
5.00%, 11/15/22-11/15/26	55,610	61,411,298
Series 2012H
5.00%, 11/15/26 (Pre-refunded/ETM)	3,335	3,721,060
5.00%, 11/15/26	2,730	3,012,883
Series 2013B
5.00%, 11/15/26 (Pre-refunded/ETM)	9,505	10,978,655
Series 2014A
5.00%, 11/15/26 (Pre-refunded/ETM)	4,205	4,856,943
5.00%, 11/15/27 (Pre-refunded/ETM)	4,040	4,666,362
Series 2014C
5.00%, 11/15/27 (Pre-refunded/ETM)	5,000	5,950,300
Series 2017C
5.00%, 11/15/27-11/15/33	79,840	98,317,025
Series 2018B
5.00%, 5/15/20	34,840	35,326,017
Series 2019B
5.00%, 5/15/22	99,625	107,988,519

	Principal Amount (000)	U.S. $ Value
AGC Series 2003B
5.25%, 11/15/20	$8,415	$8,711,545
Metropolitan Transportation Authority (Metropolitan Transportation Authority Ded Tax)
Series 2012A
5.00%, 11/15/27	4,505	4,995,144
New York City Transitional Finance Authority Building Aid Revenue (New York City Transitional Finance Authority Building Aid Revenue State Lease)
Series 2018S
5.00%, 7/15/31-7/15/32	53,935	67,541,872
New York City Transitional Finance Authority Future Tax Secured Revenue
Series 2011A
5.00%, 11/01/22-11/01/25	34,430	36,880,587
Series 2011C
5.00%, 11/01/23-11/01/25	17,620	18,873,058
Series 2012A
5.00%, 8/01/25	12,345	13,574,685
Series 2012B
5.00%, 11/01/23-11/01/26	55,535	61,598,210
Series 2017A
5.00%, 8/01/33	4,860	5,961,276
Series 2019B
5.00%, 11/01/35-11/01/36	59,785	75,467,527
New York State Dormitory Authority (State of New York Pers Income Tax)
Series 2011E
5.00%, 8/15/21	3,880	4,126,923
Series 2014C
5.00%, 3/15/27	2,015	2,326,358
Series 2020D
5.00%, 2/15/29-2/15/34 (b)	25,980	33,302,000
New York State Thruway Authority (New York State Thruway Authority Ded Tax)
Series 2012A
5.00%, 4/01/23	17,940	19,511,006
New York State Urban Development Corp. (State of New York Pers Income Tax)
Series 2013C
5.00%, 3/15/25-3/15/26	63,625	71,132,783
Series 2013D
5.00%, 3/15/23	32,000	35,916,800
Series 2016A
5.00%, 3/15/24	4,010	4,645,866
New York Transportation Development Corp. (Delta Air Lines, Inc.)
Series 2018
5.00%, 1/01/27-1/01/29	74,370	90,153,707
Port Authority of New York & New Jersey
Series 2013-178
5.00%, 12/01/28	3,335	3,763,948

		946,014,888

	Principal Amount (000)	U.S. $ Value
North Carolina - 0.0%
North Carolina Eastern Municipal Power Agency
Series 1988A
6.00%, 1/01/26 (Pre-refunded/ETM)	$1,720	$1,887,253

North Dakota - 0.1%
County of Ward ND (Trinity Health Obligated Group)
Series 2017C
5.00%, 6/01/28-6/01/30	5,000	5,937,190

Ohio - 2.7%
City of Columbus OH
Series 2013-1
5.00%, 7/01/20	4,580	4,668,760
County of Allen OH Hospital Facilities Revenue (Mercy Health/OH)
Series 2017A
5.00%, 8/01/26-8/01/28	20,420	24,994,575
County of Cuyahoga OH (County of Cuyahoga OH Lease)
Series 2010F
5.00%, 12/01/20-12/01/24	84,825	87,780,328
County of Cuyahoga OH (MetroHealth System (The))
Series 2017
5.00%, 2/15/26-2/15/27	5,455	6,404,614
County of Franklin OH (Nationwide Children’s Hospital, Inc.)
Series 2017A
5.00%, 11/01/31	1,000	1,232,730
Hamilton County Convention Facilities Authority
Series 2014
5.00%, 12/01/22-12/01/23	3,470	3,870,402
Ohio Air Quality Development Authority (FirstEnergy Nuclear Generation LLC)
Series 2009A
4.375%, 6/01/33	2,330	2,498,925
Ohio Water Development Authority Water Pollution Control Loan Fund (FirstEnergy Nuclear Generation LLC)
Series 2016B
4.375%, 6/01/33	6,325	6,783,563
State of Ohio
Series 2011A
5.00%, 8/01/21	18,300	19,421,973
University of Cincinnati
5.00%, 6/01/21	1,325	1,370,499
Series 2010F
5.00%, 6/01/20	5,470	5,556,973
University of Toledo
Series 2010
5.00%, 6/01/21 (Pre-refunded/ETM)	2,610	2,652,491

		167,235,833

Oklahoma - 0.2%
Canadian County Educational Facilities Authority (Canadian County Educational Facilities Authority Lease)
5.00%, 12/01/20	2,050	2,110,126
Comanche County Memorial Hospital
5.00%, 7/01/22	520	552,521

	Principal Amount (000)	U.S. $ Value
Series 2015
5.00%, 7/01/20-7/01/28	$9,270	$9,693,779
McGee Creek Authority
NATL Series 1992
6.00%, 1/01/23	1,450	1,546,555

		13,902,981

Oregon - 0.2%
City of Portland OR Sewer System Revenue
Series 2013A
5.00%, 8/01/22	8,685	9,545,423
Hospital Facilities Authority of Multnomah County Oregon (Mirabella at South Waterfront)
Series 2014A
5.00%, 10/01/24	1,000	1,111,630
Port of Portland OR Airport Revenue (Portland Intl Airport)
Series 2010-20C
5.00%, 7/01/23	1,405	1,430,754
State of Oregon Department of Administrative Services (State of Oregon Department of Administrative Services COP)
Series 2009D
5.00%, 11/01/21-11/01/23	90	90,270
Tri-County Metropolitan Transportation District of Oregon
Series 2018A
5.00%, 10/01/28	2,335	2,922,766

		15,100,843

Pennsylvania - 8.0%
Allegheny County Hospital Development Authority (UPMC Obligated Group)
5.00%, 7/15/30-7/15/33	19,390	24,362,301
Allegheny County Sanitary Authority
Series 2015
5.00%, 12/01/23	3,500	4,008,480
Beaver County Industrial Development Authority (FirstEnergy Nuclear Generation LLC)
Series 2016A
4.375%, 1/01/35	2,120	2,273,700
City of Philadelphia PA
Series 2013A
5.00%, 7/15/20-7/15/21	3,245	3,392,661
Series 2019A
5.00%, 8/01/26	1,420	1,727,757
Series 2019B
5.00%, 2/01/30	1,005	1,278,792
AGM Series 2017A
5.00%, 8/01/27-8/01/32	46,290	56,896,740
City of Philadelphia PA Airport Revenue (Philadelphia Intl Airport)
Series 2010A
5.00%, 6/15/21	6,225	6,337,050
Series 2010D
5.00%, 6/15/20	7,920	8,052,422

	Principal Amount (000)	U.S. $ Value
City of Philadelphia PA Water & Wastewater Revenue
Series 2016
5.00%, 10/01/24-10/01/26	$17,425	$20,878,777
Commonwealth of Pennsylvania
Series 2016
5.00%, 9/15/24	9,575	11,219,889
Series 2017
5.00%, 1/01/25-1/01/27	130,480	154,590,497
Easton Area School District
Series 2020A
4.00%, 4/01/27 (b)	1,555	1,822,600
Hospitals & Higher Education Facilities Authority of Philadelphia (The) (Temple University Health System Obligated Group)
Series 2017
5.00%, 7/01/25	6,000	6,900,600
Montgomery County Higher Education & Health Authority (HumanGood Pennsylvania Obligated Group)
Series 2017
5.00%, 12/01/27-12/01/32	5,000	5,609,696
Montgomery County Higher Education & Health Authority (Thomas Jefferson University Obligated Group)
5.00%, 9/01/30-9/01/32	2,845	3,569,400
Series 2018
5.00%, 9/01/26-9/01/30	10,650	13,160,309
Pennsylvania Economic Development Financing Authority (PA Bridges Finco LP)
Series 2015
5.00%, 6/30/26-12/31/28	51,190	60,058,319
Pennsylvania Turnpike Commission
5.00%, 12/01/29-12/01/30	13,890	17,563,192
Series 2017B
5.00%, 6/01/28-6/01/30	13,255	16,159,349
Series 2019
5.00%, 12/01/22	5,250	5,821,935
Philadelphia Parking Authority (The)
Series 2009
5.00%, 9/01/20	12,685	13,000,349
5.125%, 9/01/22	9,080	9,304,639
School District of Philadelphia (The)
Series 2016D
5.00%, 9/01/24	8,360	9,645,517
Series 2016F
5.00%, 9/01/23-9/01/24	29,165	33,513,252
Southeastern Pennsylvania Transportation Authority
Series 2010
5.00%, 3/01/23-3/01/24	2,830	2,848,027
5.00%, 3/01/23 (Pre-refunded/ETM)	3,870	3,894,342
5.00%, 3/01/24 (Pre-refunded/ETM)	5,545	5,579,878

		503,470,470

	Principal Amount (000)	U.S. $ Value
Puerto Rico - 0.6%
Commonwealth of Puerto Rico
AGC Series 2001A
5.50%, 7/01/29	$125	$142,470
Puerto Rico Electric Power Authority
AGM Series 2007V
5.25%, 7/01/31	5,150	5,815,998
NATL Series 2007V
5.25%, 7/01/35	150	163,485
Puerto Rico Highway & Transportation Authority
AGC Series 2005L
5.25%, 7/01/41	4,260	4,799,699
AGC Series 2007C
5.50%, 7/01/31	510	587,709
AGC Series 2007N
5.25%, 7/01/34-7/01/36	10,525	11,907,100
NATL Series 2005L
5.25%, 7/01/35	500	542,380
NATL Series 2007N
5.25%, 7/01/32	1,050	1,146,726
Puerto Rico Public Buildings Authority (Commonwealth of Puerto Rico)
NATL Series 2007
6.00%, 7/01/25	3,250	3,647,215
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue
Series 2018A
Zero Coupon, 7/01/24	7,511	6,592,405

		35,345,187

Rhode Island - 0.6%
Rhode Island Commerce Corp.
Series 2016B
5.00%, 6/15/27	10,565	12,790,940
Rhode Island Depositors Economic Protection Corp.
Series 1993A
6.375%, 8/01/22 (Pre-refunded/ETM)	5,780	6,543,249
AGM Series 1993A
5.50%, 8/01/20 (Pre-refunded/ETM)	720	738,273
Tobacco Settlement Financing Corp./RI
Series 2015A
5.00%, 6/01/21-6/01/23	14,635	15,812,678

		35,885,140

South Carolina - 1.0%
Kershaw County School District/SC (Kershaw County School District/SC Lease)
Series 2015
5.00%, 12/01/21	1,185	1,270,510
Patriots Energy Group Financing Agency (Royal Bank of Canada)
Series 2018A
4.00%, 10/01/48	48,725	53,117,071

	Principal Amount (000)	U.S. $ Value
SCAGO Educational Facilities Corp. for Pickens School District (SCAGO Educational Facilities Corp. for Pickens School District Lease)
Series 2015
5.00%, 12/01/22-12/01/27	$7,000	$8,157,440
South Carolina Public Service Authority
Series 2016A
5.00%, 12/01/30-12/01/34	2,435	2,879,003

		65,424,024

South Dakota - 0.1%
South Dakota Health & Educational Facilities Authority (Regional Health System Obligated Group/SD)
Series 2017
5.00%, 9/01/29-9/01/30	7,025	8,606,293

Tennessee - 1.0%
County of Shelby TN
Series 2019A
5.00%, 4/01/21	1,320	1,384,099
Tennergy Corp./TN (Royal Bank of Canada)
Series 2019A
5.00%, 2/01/50	5,445	6,260,498
Tennessee Energy Acquisition Corp. (Goldman Sachs Group, Inc. (The))
Series 2006A
5.25%, 9/01/21	2,115	2,242,746
Series 2017A
4.00%, 5/01/48	50,910	54,493,555

		64,380,898

Texas - 8.2%
Austin Independent School District
Series 2014B
5.00%, 8/01/21	1,700	1,804,516
Central Texas Turnpike System
Series 2015A
5.00%, 8/15/42	19,480	19,652,982
Series 2015C
5.00%, 8/15/23-8/15/25	4,860	5,577,633
City of Dallas TX
Series 2014
5.00%, 2/15/21	7,500	7,820,250
Series 2015
5.00%, 2/15/21	3,240	3,378,348
City of Garland TX
Series 2010
5.00%, 2/15/24	3,800	3,817,328
City of Houston TX
Series 2017A
5.00%, 3/01/25	16,370	19,362,109
City of Houston TX (City of Houston TX Hotel Occupancy Tax)
Series 2015
5.00%, 9/01/23-9/01/25	3,800	4,356,218
City of Houston TX Airport System Revenue
Series 2018B
5.00%, 7/01/30	6,160	7,734,126

	Principal Amount (000)	U.S. $ Value
City of Houston TX Airport System Revenue (United Airlines, Inc.)
Series 2015B
5.00%, 7/15/20	$6,400	$6,513,664
Series 2018
5.00%, 7/15/28	9,135	10,920,344
City of Houston TX Combined Utility System Revenue
Series 2014C
5.00%, 5/15/23-5/15/28	24,850	28,450,459
Series 2020A
5.00%, 11/15/32-11/15/33 (b)	10,485	13,458,712
City of San Antonio TX
Series 2014
5.00%, 2/01/21	3,905	4,068,541
County of Harris TX
Series 2010A
5.00%, 10/01/23-10/01/25	17,725	18,237,577
Dallas Independent School District
Series 2011
5.00%, 2/15/22	5,165	5,387,870
Dallas/Fort Worth International Airport
Series 2012F
5.00%, 11/01/21 (Pre-refunded/ETM)	2,000	2,060,700
5.00%, 11/01/23 (Pre-refunded/ETM)	6,750	6,954,863
5.00%, 11/01/24 (Pre-refunded/ETM)	5,000	5,151,750
5.00%, 11/01/25 (Pre-refunded/ETM)	4,155	4,281,104
Series 2014A
5.25%, 11/01/28	11,585	13,174,114
Denton Independent School District
Series 2016
5.00%, 8/15/27	1,220	1,474,577
Grand Parkway Transportation Corp.
Series 2018
5.00%, 2/01/23	84,825	94,061,594
Harris County Hospital District
Series 2016
5.00%, 2/15/20-2/15/27	7,155	7,761,622
Irving Hospital Authority (Baylor Medical Center at Irving)
Series 2017A
5.00%, 10/15/26-10/15/31	3,220	3,774,039
Mission Economic Development Corp. (Natgasoline LLC)
Series 2018
4.625%, 10/01/31 (a)	10,680	11,544,973
New Hope Cultural Education Facilities Finance Corp. (CHF-Collegiate Housing Corpus Christi I LLC)
Series 2017A
5.00%, 4/01/28	1,130	1,239,847
New Hope Cultural Education Facilities Finance Corp. (Children’s Health System of Texas Obligated Group)
Series 2017A
5.00%, 8/15/25-8/15/28	7,250	8,845,973

	Principal Amount (000)	U.S. $ Value
North Texas Tollway Authority
Series 2011D
5.00%, 9/01/24 (Pre-refunded/ETM)	$5,000	$5,315,750
5.25%, 9/01/25 (Pre-refunded/ETM)	18,130	19,349,242
5.25%, 9/01/26 (Pre-refunded/ETM)	17,810	19,007,723
North Texas Tollway Authority (North Texas Tollway System)
Series 2014A
5.00%, 1/01/21-1/01/24	16,745	18,209,284
Series 2015B
5.00%, 1/01/23-1/01/28	12,275	14,345,608
Series 2019B
5.00%, 1/01/27-1/01/29	30,080	37,804,897
San Antonio Water System
Series 2011A
5.00%, 5/15/23 (Pre-refunded/ETM)	2,240	2,272,099
5.00%, 5/15/23-5/15/26	14,615	14,822,459
5.00%, 5/15/24 (Pre-refunded/ETM)	1,700	1,724,361
5.00%, 5/15/25 (Pre-refunded/ETM)	2,165	2,196,024
5.00%, 5/15/26 (Pre-refunded/ETM)	480	486,878
Series 2013E
5.00%, 5/15/25	3,000	3,372,660
Spring Branch Independent School District
Series 2015A
5.00%, 2/01/24	3,215	3,700,915
Series 2015B
5.00%, 2/01/24	4,855	5,588,785
Spring Independent School District
Series 2011
5.00%, 8/15/20-8/15/21	8,365	8,566,416
State of Texas
Series 2011
5.00%, 10/01/23 (Pre-refunded/ETM)	5,500	5,854,695
5.00%, 10/01/23-10/01/25	11,425	12,192,222
5.00%, 10/01/24 (Pre-refunded/ETM)	5,440	5,790,826
5.00%, 10/01/25 (Pre-refunded/ETM)	3,025	3,220,082
Series 2015A
5.00%, 10/01/23	10,615	12,136,660

		516,823,419

Utah - 0.1%
Davis School District
Series 2017
5.00%, 6/01/22	1,015	1,109,649
Utah Transit Authority
Series 2015A
5.00%, 6/15/27 (Pre-refunded/ETM)	2,000	2,398,600
5.00%, 6/15/28 (Pre-refunded/ETM)	2,150	2,578,495
Utah Transit Authority (Utah Transit Authority Sales Tax)
Series 2015A
5.00%, 6/15/26	1,305	1,554,033

		7,640,777

Virginia - 0.8%
Chesapeake Bay Bridge & Tunnel District
5.00%, 11/01/23	19,800	22,443,300

	Principal Amount (000)	U.S. $ Value
Fairfax County Economic Development Authority (County of Fairfax VA Lease)
5.00%, 8/01/22-8/01/34 (b)	$19,260	$23,914,223
Virginia College Building Authority (Virginia College Building Authority State Lease)
Series 2015A
5.00%, 2/01/23	4,345	4,858,622

		51,216,145

Washington - 3.4%
Chelan County Public Utility District No. 1
Series 2011A
5.00%, 7/01/20	3,110	3,167,473
Series 2011B
5.00%, 7/01/21	5,000	5,277,500
5.25%, 7/01/22	3,670	3,882,677
City of Seattle WA Municipal Light & Power Revenue
Series 2016B
5.00%, 4/01/26	4,280	5,226,479
City of Seattle WA Water System Revenue
Series 2017
5.00%, 8/01/20-8/01/22	3,855	4,026,289
County of King WA
Series 2015
5.00%, 7/01/23	2,485	2,815,828
County of King WA Sewer Revenue
Series 2011B
5.00%, 1/01/23 (Pre-refunded/ETM)	4,415	4,585,881
Energy Northwest (Bonneville Power Administration)
Series 2012A
5.00%, 7/01/20-7/01/21	18,905	19,611,419
Grant County Public Utility District No. 2
Series 2011I
5.00%, 1/01/20 (Pre-refunded/ETM)	1,780	1,780,000
5.00%, 1/01/21 (Pre-refunded/ETM)	6,570	6,826,033
5.00%, 1/01/23 (Pre-refunded/ETM)	5,375	5,584,464
King County School District No. 49 Tahoma
Series 2015
5.00%, 12/01/22	2,710	3,011,000
Port of Seattle WA
5.00%, 4/01/33	1,000	1,231,270
Series 2010B
5.00%, 6/01/22	1,995	2,026,461
Series 2015C
5.00%, 4/01/21-4/01/23	4,320	4,689,766
Series 2018A
5.00%, 5/01/25	8,320	9,813,107
Series 2018B
5.00%, 5/01/25	4,695	5,537,565
Snohomish County School District No. 2 Everett
Series 2014
5.00%, 12/01/21	3,600	3,867,624
State of Washington
5.00%, 6/01/29 (b)	3,200	3,915,232
Series 2012R
5.00%, 7/01/24	6,765	7,408,622
Series 20152
5.00%, 7/01/23	9,895	11,212,321

	Principal Amount (000)	U.S. $ Value
Series 2015A-1
5.00%, 8/01/23	$8,010	$9,103,525
Series 2015B
5.00%, 2/01/22	4,480	4,839,654
State of Washington (State of Washington COP)
Series 2015C
5.00%, 7/01/22-1/01/23	8,805	9,690,626
State of Washington (State of Washington Fed Hwy Grant)
Series 2012F-1
5.00%, 9/01/23	17,550	19,334,133
Washington Health Care Facilities Authority (Multicare Health System Obligated Group)
Series 2015B
5.00%, 8/15/28-8/15/30	31,550	37,232,761
Washington Health Care Facilities Authority (Virginia Mason Medical Center Obligated Group)
Series 2017
5.00%, 8/15/25-8/15/30	15,880	18,608,732
Washington State Housing Finance Commission (Presbyterian Retirement Communities Northwest Obligated Group)
Series 2019
2.375%, 1/01/26 (a)	3,505	3,507,804

		217,814,246

West Virginia - 0.2%
West Virginia Economic Development Authority
Series 2017
5.00%, 6/15/20-6/15/21	8,170	8,479,317
West Virginia Economic Development Authority (Morgantown Energy Associates)
Series 2016
2.875%, 12/15/26	3,400	3,443,792

		11,923,109

Wisconsin - 1.2%
State of Wisconsin
Series 2019A
5.00%, 5/01/25-5/01/29	45,000	55,712,665
UMA Education, Inc.
5.00%, 10/01/22-10/01/29 (a)	15,360	17,423,862
Wisconsin Health & Educational Facilities Authority (St. Camillus Health System Obligated Group)
2.25%, 11/01/26	2,445	2,462,897
Wisconsin Public Finance Authority (Celanese US Holdings LLC)
Series 2016A
5.00%, 1/01/24	1,000	1,103,690
WPPI Energy
Series 2014A
5.00%, 7/01/29	1,000	1,149,860

		77,852,974

Total Long-Term Municipal Bonds (cost $5,812,768,530)		6,075,948,839

	Principal Amount (000)	U.S. $ Value
Short-Term Municipal Notes - 1.1%
Texas - 1.1%
State of Texas
4.00%, 8/27/20 (cost $71,925,655)	$70,690	$72,009,783

Total Municipal Obligations (cost $5,884,694,185)		6,147,958,622

GOVERNMENTS - TREASURIES - 1.9%
United States - 1.9%
U.S. Treasury Notes
2.125%, 11/30/23 (g)	4,000	4,070,625
2.50%, 5/31/20 (g)	1,500	1,505,156
2.625%, 2/15/29 (g)	112,171	118,953,840

Total Governments - Treasuries (cost $119,422,657)		124,529,621

CORPORATES - INVESTMENT GRADE - 1.0%
Industrial - 1.0%
Capital Goods - 0.2%
Boeing Co. (The)
2.30%, 8/01/21	14,104	14,182,277

Consumer Cyclical - Automotive - 0.3%
Harley-Davidson Financial Services, Inc.
4.05%, 2/04/22 (a)	15,636	16,134,319

Consumer Non-Cyclical - 0.5%
Amgen, Inc.
3.875%, 11/15/21	30,349	31,303,780

Total Corporates - Investment Grade (cost $61,250,400)		61,620,376

AGENCIES - 0.4%
Agency Debentures - 0.4%
Federal Home Loan Mortgage Corp.
Series 2019M
2.60%, 9/15/33	9,990	10,261,228
2.625%, 6/15/35	9,995	10,276,959
2.65%, 6/15/35	5,000	5,119,100

Total Agencies (cost $25,678,693)		25,657,287

Total Investments - 100.5% (cost $6,091,045,935) (h)		6,359,765,906
Other assets less liabilities – (0.5)%		(33,850,698)

Net Assets - 100.0%		$6,325,915,208

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund		Payment Frequency Paid/Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation/ (Depreciation)
USD	79,900	1/15/25	1.671%	CPI	#	Maturity	$843,618	$	– 0	–	$843,618
USD	37,730	8/09/24	1.690%	CPI	#	Maturity	281,865		(33,922)		315,787
USD	179,270	6/17/24	1.760%	CPI	#	Maturity	794,883		– 0	–	794,883

							$1,920,366		$(33,922)		$1,954,288

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at November 30, 2019	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
CDX-NAHY Series 33, 5 Year Index, 12/20/24*	(5.00)%	Quarterly	2.80%	USD	7,920	$(777,145)	$(577,029)	$(200,116)
CDX-NAIG Series 33, 5 Year Index, 12/20/24*	(1.00)	Quarterly	0.45	USD	50,000	(1,314,588)	(1,113,198)	(201,390)

						$(2,091,733)	$(1,690,227)	$(401,506)

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/Received	Market Value	Upfront Premiums Paid/ (Received)			Unrealized Appreciation/ (Depreciation)
USD	77,820	8/09/22	3 Month LIBOR	1.486%	Quarterly/Semi-Annual	$(160,807)	$	– 0	–	$(160,807)
USD	164,000	9/10/24	3 Month LIBOR	1.341%	Quarterly/Semi-Annual	(2,333,453)		– 0	–	(2,333,453)
USD	50,090	1/15/25	3 Month LIBOR	1.566%	Quarterly/Semi-Annual	(470,692)		– 0	–	(470,692)

						$(2,964,952)	$	– 0	–	$(2,964,952)

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at December 31, 2019	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00%	Monthly	5.13%	USD	505	$(25,553)	$(50,384)	$24,831
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.13	USD	1,677	(84,857)	(215,857)	131,000
Credit Suisse International
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.13	USD	5,192	(262,715)	(509,981)	247,266
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.13	USD	277	(14,016)	(27,891)	13,875
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.13	USD	3,451	(174,333)	(347,908)	173,575
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.13	USD	3,414	(172,748)	(423,340)	250,592
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.13	USD	112	(5,667)	(13,981)	8,314
Goldman Sachs International
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.13	USD	4,500	(227,701)	(429,027)	201,326
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.13	USD	647	(32,738)	(82,931)	50,193

						$(1,000,328)	$(2,101,300)	$1,100,972

*	Termination date

INFLATION (CPI) SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund		Payment Frequency Paid/Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	USD	131,082	9/20/20	2.263%	CPI	#	Maturity	$(1,184,512)	$	– 0	–	$(1,184,512)
Barclays Bank PLC	USD	67,128	10/15/20	2.210%	CPI	#	Maturity	(515,485)		– 0	–	(515,485)
Barclays Bank PLC	USD	115,780	10/15/20	2.208%	CPI	#	Maturity	(883,245)		– 0	–	(883,245)
Citibank, NA	USD	84,230	10/17/20	2.220%	CPI	#	Maturity	(656,805)		– 0	–	(656,805)

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund		Payment Frequency Paid/Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation/ (Depreciation)
JPMorgan Chase Bank, NA	USD	126,182	8/30/20	2.210%	CPI	#	Maturity	$(1,050,949)	$	– 0	–	$(1,050,949)
JPMorgan Chase Bank, NA	USD	156,800	7/15/24	2.165%	CPI	#	Maturity	(1,253,064)		– 0	–	(1,253,064)

								$(5,544,060)	$	– 0	–	$(5,544,060)

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

INTEREST RATE SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund		Payment Frequency Paid/Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation/ (Depreciation)
Citibank, NA	USD	57,160	10/09/29	1.120%	SIFMA	*	Quarterly	$1,361,125	$	– 0	–	$1,361,125
Citibank, NA	USD	57,160	10/09/29	1.125%	SIFMA	*	Quarterly	1,331,983		– 0	–	1,331,983

								$2,693,108	$	– 0	–	$2,693,108

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2019, the aggregate market value of these securities amounted to $134,426,671 or 2.1% of net assets.

(b)	When-Issued or delayed delivery security.
(c)

An auction rate security whose interest rate resets at each auction date. Auctions are typically held every week or month. The rate shown is as of December 31, 2019 and the aggregate market value of this security amounted to $50,813 or 0.00% of net assets.

(d)	Illiquid security.
(e)	Defaulted matured security.
(f)	Non-income producing security.
(g)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(h)

As of December 31, 2019, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $279,929,749 and gross unrealized depreciation of investments was $(14,371,928), resulting in net unrealized appreciation of $265,557,821.

As of December 31, 2019, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 4.4% and 0.0%, respectively.

Glossary:

AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
BAM	-	Build American Mutual
CDX-CMBX.NA	-	North American Commercial Mortgage-Backed Index
CDX-NAHY	-	North American High Yield Credit Default Swap Index
CDX-NAIG	-	North American Investment Grade Credit Default Swap Index
COP	-	Certificate of Participation
CPI	-	Consumer Price Index

ETM	-	Escrowed to Maturity
LIBOR	-	London Interbank Offered Rates
NATL	-	National Interstate Corporation
OSF	-	Order of St. Francis
SD	-	School District
UPMC	-	University of Pittsburgh Medical Center
XLCA	-	XL Capital Asuurance Inc.

Sanford C. Bernstein Fund, Inc.

Diversified Municipal Portfolio

December 31, 2019 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2019:

Investments in Securities:	Level 1			Level 2	Level 3			Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$6,075,948,839	$	– 0	–	$6,075,948,839
Short-Term Municipal Notes		– 0	–	72,009,783		– 0	–	72,009,783
Governments - Treasuries		– 0	–	124,529,621		– 0	–	124,529,621
Corporates - Investment Grade		– 0	–	61,620,376		– 0	–	61,620,376
Agencies		– 0	–	25,657,287		– 0	–	25,657,287

Total Investments in Securities		– 0	–	6,359,765,906		– 0	–	6,359,765,906
Other Financial Instruments (a):
Assets:
Centrally Cleared Inflation (CPI) Swaps		– 0	–	1,920,366		– 0	–	1,920,366
Interest Rate Swaps		– 0	–	2,693,108		– 0	–	2,693,108
Liabilities:
Centrally Cleared Credit Default Swaps		– 0	–	(2,091,733)		– 0	–	(2,091,733)
Centrally Cleared Interest Rate Swaps		– 0	–	(2,964,952)		– 0	–	(2,964,952)
Credit Default Swaps				(1,000,328)				(1,000,328)
Inflation (CPI) Swaps		– 0	–	(5,544,060)		– 0	–	(5,544,060)

Total	$	– 0	–	$6,352,778,307	$	– 0	–	$6,352,778,307

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.